POLICY AND CONTRACT CLAIMS - Net Incurred and Paid Claims Development Table to the Policy and Contract Claims (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Insurance Reserve [Abstract]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	$ 1,170	$ 0
Reinsurance recoverable on unpaid claims	346	0
Insurance lines other than short-duration	199	0
Unallocated claim adjustment expenses	71	0
Total policy and contract claims	$ 1,786	$ 0